Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

The Company uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk
The Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts.

As at June 30, 2017, the Company was committed to the following foreign currency forward contracts:

			Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
	Contract Amount in Foreign Currency	Average Forward Rate (1)		2017	2018
				$	$
Euro	7,500	0.92	449	8,153	—
Norwegian Kroner	430,000	8.36	204	31,467	19,982
			653	39,620	19,982

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.
The Company enters into cross currency swaps, and pursuant to these swaps the Company receives the principal amount in NOK on the maturity date of the swap, in exchange for payment of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal amounts of the Company’s NOK-denominated bonds due in late 2017 through 2021. In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds due in late 2017 through 2021. The Company has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK-denominated bonds due in late-2017 through 2021. As at June 30, 2017, the Company was committed to the following cross currency swaps:

					Fair Value / Carrying Amount of Asset / (Liability) $
Notional Amount NOK	Notional Amount USD	Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable		Remaining Term (years)
420,000 (1)(2)	70,946	NIBOR	5.75%	8.84%	(23,136)	1.4
800,000 (1)(3)	143,536	NIBOR	5.75%	7.58%	(52,004)	1.5
900,000	150,000	NIBOR	4.35%	6.43%	(45,161)	1.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(16,572)	2.9
1,000,000	162,200	NIBOR	4.25%	7.45%	(49,720)	1.6
1,200,000	146,500	NIBOR	6.00%	7.70%	(171)	4.3
					(186,764)

(1)	Notional amount reduces equally with NOK bond repayments (see Note 7).

(2)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 7.2 million for $1.2 million (see Note 7).

(3)	Excludes an economic hedge on the foreign currency exposure for a three percent premium upon maturity of the NOK bonds which exchanges NOK 19.2 million for $3.4 million (see Note 7).

Interest Rate Risk
The Company enters into interest rate swap agreements, which exchange a receipt of floating interest for a payment of fixed interest, to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company designates certain of its interest rate swap agreements as cash flow hedges for accounting purposes.

As at June 30, 2017, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	2,680,734	(247,864)	5.2	3.3
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	517,629	(21,329)	3.9	3.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	(959)	0.6	2.0
U.S. Dollar-denominated interest rate swaption (4)	LIBOR	160,000	154	0.6	3.1
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	230,343	(30,856)	3.5	3.1
			(300,854)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2017, ranged from 0.3% to 4.5%.

(2)	Includes interest rate swaps with notional amount reducing quarterly or semi-annually.

(3)
Inception dates range from September 2017 to April 2018. Interest rate swaps with an aggregate principal amount of $320.0 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(4)
During August 2015, as part of its hedging program, Teekay LNG entered into interest rate swaption agreements whereby it has a one-time option in January 2018 to enter into an interest rate swap at a fixed rate of 3.10% with a third party, and the third party has a one-time option in January 2018 to require Teekay LNG to enter into an interest rate swap at a fixed rate of 1.97%. If Teekay LNG or the third party exercises its option, there will be a cash settlement in January 2018 for the fair value of the interest rate swap in lieu of taking delivery of the actual interest rate swap.

(5)	Principal amount reduces monthly to 70.1 million Euros ($80.1 million) by the maturity dates of the swap agreements.

(6)	Principal amount is the U.S. Dollar equivalent of 201.6 million Euros.
Teekay Corporation has guaranteed obligations, up to a maximum of $387.0 million, pursuant to certain interest rate swaps and cross currency swaps of Teekay Offshore. As at June 30, 2017, had the interest rate swap guarantees been called on, the Company estimates that it would have been obligated to pay an amount of $242.6 million. Subsequent to June 30, 2017, as part of the strategic partnership with Brookfield (see note 16b), Teekay expects to be released from all of its guarantees relating to Teekay Offshore's interest rate swap and cross currency swap agreements.

Stock Purchase Warrants

In January 2014, Teekay and Teekay Tankers formed TIL. Teekay and Teekay Tankers purchased an aggregate of 5.0 million shares of TIL’s common stock, representing an initial 20% interest in TIL, as part of a $250.0 million private placement by TIL, which represents a total investment by Teekay and Teekay Tankers of $50.0 million. In addition, Teekay and Teekay Tankers received stock purchase warrants entitling them to purchase an aggregate of up to 1.5 million shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in NOK, Teekay and Teekay Tankers may also exercise their stock purchase warrants at 61.67 NOK per share. The estimated fair value of the warrants on issuance was $6.8 million and was included in other income in the consolidated statements of loss. The stock purchase warrants vest in four equally sized tranches and as at June 30, 2017, two tranches had vested. If the shares of TIL’s common stock trade on a national securities exchange or over-the-counter market denominated in NOK, each tranche will vest and become exercisable when and if the fair market value of a share of TIL’s common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days. The stock purchase warrants expire on January 23, 2019. Upon completion of the Merger Agreement (see note 6c), the stock purchase warrants will be cancelled. As a result, no value is recorded for this warrants on the Company's unaudited balance sheet as at June 30, 2017 (see note 10).

Time-charter Swap Agreement

Effective June 1, 2016, Teekay Tankers entered into a time-charter swap agreement for 55% of two Aframax-equivalent vessels. Under such agreement, Teekay Tankers received $27,776 per day, net of a 1.25% brokerage commission, and paid 55% of the net revenue distribution of two Aframax-equivalent vessels employed in Teekay Tankers' Aframax revenue sharing arrangement, less $500 per day, for a period of 11 months plus an additional two months at the counterparty's option. The purpose of the agreement is to reduce Teekay Tankers’ exposure to spot tanker market rate variability for certain of its vessels that are employed in the Aframax revenue sharing arrangement. Teekay Tankers had not designated, for accounting purposes, the time-charter swap as a cash flow hedge. The fair value of the time-charter swap agreement at June 30, 2017 was $nil (December 31, 2016 - an asset of $0.2 million). As of May 1, 2017, the time-charter swap counter-party did not exercise the two-month option and as such the agreement was completed as of June 30, 2017.
Forward Freight Agreements
Teekay Tankers uses forward freight agreements (or FFAs) in non-hedge-related transactions to increase or decrease its exposure to spot market rates, within defined limits. Net gains and losses from FFAs are recorded within realized and unrealized gain (loss) on non-designated derivative instruments in the Company's unaudited consolidated statements of loss.

Tabular Disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s unaudited consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other	Current Portion of Derivative Liabilities	Derivative Liabilities
	$	$	$	$	$
As at June 30, 2017
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	496	(281)	(1,658)	(898)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	1,038	3	—	(388)	—
Interest rate swap agreements	689	3,847	(9,213)	(65,811)	(228,025)
Cross currency swap agreements	—	1,180	(3,160)	(35,261)	(149,523)
Forward freight agreements	27	—	(17)	—	—
	1,754	5,526	(12,671)	(103,118)	(378,446)
As at December 31, 2016
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	1,340	(363)	(1,033)	(52)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	119	—	—	(2,601)	(511)
Interest rate swap agreements	212	9,839	(11,979)	(59,055)	(233,901)
Cross currency swap agreements	—	—	(3,464)	(53,124)	(180,577)
Stock purchase warrants	—	575	—	—	—
Time-charter swap agreement	875	—	(667)	—	—
	1,206	11,754	(16,473)	(115,813)	(415,041)

As at June 30, 2017, the Company had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Company’s unaudited consolidated balance sheets. As at June 30, 2017, these derivatives had an aggregate fair value asset amount of $4.2 million and an aggregate fair value liability amount of $307.2 million. As at June 30, 2017, the Company had $50.1 million on deposit with the relevant counterparties as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash on the unaudited consolidated balance sheets.

For the periods indicated, the following table presents the effective portion of gains (losses) on interest rate swap agreements designated and qualifying as cash flow hedges:

Three Months Ended June 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
(1,508)	(706)	(821)	Interest expense
(1,508)	(706)	(821)

Three Months Ended June 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(5,458)	—	1,291	Interest expense
(5,458)	—	1,291

Six Months Ended June 30, 2017
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
$	$	$
(1,562)	(762)	(754)	Interest expense
(1,562)	(762)	(754)

Six Months Ended June 30, 2016
Effective Portion	Effective Portion	Ineffective
Recognized in AOCI(1)	Reclassified from AOCI(2)	Portion(3)
(14,025)	—	(56)	Interest expense
(14,025)	—	(56)

(1) Recognized in accumulated other comprehensive loss (or AOCI).
(2) Recorded in AOCI during the term of the hedging relationship and reclassified to earnings.
(3) Recognized in the ineffective portion of gains (losses) on derivative instruments designated and qualifying as cash flow hedges.

As at June 30, 2017, the Company estimated, based on then current interest rates, that it would reclassify approximately $1.3 million of net losses on interest rate swaps from accumulated other comprehensive loss to earnings during the next 12 months.

Realized and unrealized (losses) and gains from derivative instruments that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized losses on non-designated derivatives in the unaudited consolidated statements of loss. The effect of the (losses) and gains on derivatives not designated as hedging instruments in the unaudited consolidated statements of loss is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(15,914)	(22,409)	(32,470)	(45,589)
Interest rate swap agreement terminations	(1,005)	—	(610)	(8,140)
Foreign currency forward contracts	(618)	(2,336)	(971)	(7,332)
Time charter swap agreement	360	126	1,106	126
Forward freight agreements	80	—	113	—
	(17,097)	(24,619)	(32,832)	(60,935)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(15,517)	(62,817)	(6,394)	(143,871)
Foreign currency forward contracts	2,808	1,093	3,648	15,064
Stock purchase warrants	(332)	(4,274)	(575)	(8,496)
Time charter swap agreement	(402)	1,345	(875)	1,345
Forward freight agreements	(30)	—	(17)	—
	(13,473)	(64,653)	(4,213)	(135,958)
Total realized and unrealized losses on derivative instruments	(30,570)	(89,272)	(37,045)	(196,893)

Realized and unrealized gains (losses) of the cross currency swaps are recognized in earnings and reported in foreign currency exchange (loss) gain in the consolidated statements of loss. The effect of the losses on cross currency swaps on the consolidated statements of loss is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Realized losses on maturity and termination of cross currency swaps	(25,733)	—	(25,733)	(32,628)
Realized losses	(5,394)	(5,000)	(12,135)	(9,939)
Unrealized gains (losses)	43,017	(20,993)	50,096	53,213
Total realized and unrealized gains (losses) on cross currency swaps	11,890	(25,993)	12,228	10,646

The Company is exposed to credit loss to the extent the fair value represents an asset in the event of non-performance by the counterparties to the foreign currency forward contracts, and cross currency and interest rate swap agreements; however, the Company does not anticipate non-performance by any of the counterparties. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transaction. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.